Personnel Figures	12 Months Ended
Dec. 31, 2018
PERSONNEL FIGURES
Personnel Figures

The Company’s personnel as of December 31, 2018 and 2017, is distributed as follows:

	December 31, 2018
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total	Annual Average
Chile	57	1,824	155	2,036	2,070
Argentina	—	7	19	26	26
Total	57	1,831	174	2,062	2,096

	December 31, 2017
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total	Annual Average
Chile	63	1,747	113	1,923	1,968
Argentina	—	23	2	25	25
Total	63	1,770	115	1,948	1,993